Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flow from operating activities:
Net (loss) income	$ 148.2	$ 18.3
Income from discontinued operations, net of tax	148.3	8.7
(Loss) income from continuing operations, net of tax	(0.1)	9.6
Adjustments to reconcile net (loss) income to cash flow used by operating activities:
Depreciation and amortization	30.9	32.9
Share-based compensation	10.1	9.1
Excess tax benefits from share-based compensation	(0.2)	(0.2)
Devaluation of Venezuela balance sheet	0.0	7.5
Loss (gain) on sale of assets, net	0.3	(1.5)
Impairment of assets	0.0	18.9
Gain on foreign currency option and forward contracts, net	(12.9)	0.0
Changes in certain assets and liabilities, net of the effects of acquisition
Trade receivables	(94.4)	(127.8)
Inventories	(46.4)	(41.2)
Prepaid income taxes	(16.7)	(14.3)
Other current assets	(18.1)	(21.1)
Accounts payable	(26.6)	37.6
Deferred revenue	(13.0)	(15.8)
Deferred income taxes	6.0	4.4
Certain other assets and liabilities	(18.9)	2.5
Net cash used by operating activities - continuing operations	(200.0)	(99.4)
Net cash (used) provided by operating activities - discontinued operations	(6.2)	0.3
Net cash used by operating activities	(206.2)	(99.1)
Cash flow from investing activities:
Payments for acquisition, net of cash acquired	0.0	(59.4)
Proceeds from maturities of investments	107.1	72.7
Proceeds from sale of foreign currency option contract	42.6	0.0
Payments for purchases of investments	(85.9)	(74.0)
Proceeds from sale of assets	0.4	5.5
Capital expenditures	(11.3)	(24.7)
Restricted cash, net	(1,768.1)	0.0
Increase in certain other assets	(9.3)	(2.6)
Net cash used by investing activities - continuing operations	(1,724.5)	(82.5)
Net cash provided (used) by investing activities - discontinued operations	365.1	(0.7)
Net cash used by investing activities	(1,359.4)	(83.2)
Cash flow from financing activities:
Dividends paid	(38.0)	(37.8)
Debt issuance costs	(11.2)	(0.7)
Restricted cash, net	(54.9)	0.0
Revolving credit facility borrowings (repayments), net	142.0	(68.0)
Other debt borrowings	1,807.0	271.2
Other debt repayments	(256.2)	(42.3)
Distributions to noncontrolling interest holders	(2.0)	0.0
Excess tax benefits from share-based compensation	0.2	0.2
Issuance of common shares	0.0	2.8
Repurchase of common shares	(2.0)	(2.8)
Net cash provided by financing activities	1,584.9	122.6
Effect of exchange rate changes on cash and cash equivalents	4.1	(17.8)
Increase (decrease) in cash and cash equivalents	23.4	(77.5)
Add: Cash overdraft included in assets held for sale at beginning of period	(1.5)	(4.1)
Less: Cash overdraft included in assets held for sale at end of period	0.0	(4.4)
Cash and cash equivalents at the beginning of the period	313.6	326.1
Cash and cash equivalents at the end of the period	$ 335.5	$ 248.9